Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Lease assets	$ 1,503
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation	$ 1,366